General Information (Details 1)	12 Months Ended
Dec. 31, 2025
License Brand Name [Member]
IfrsStatementLineItems [Line Items]
License validity date	June 2027
Amstel In Argentina [Member]
IfrsStatementLineItems [Line Items]
License validity date	Annual renewal for periods of 10 years
Amstel In Bolivia [Member]
IfrsStatementLineItems [Line Items]
License validity date	Annual renewal for periods of 10 years
Amstel In Uruguay [Member]
IfrsStatementLineItems [Line Items]
License validity date	In process
Amstel In Paraguay [Member]
IfrsStatementLineItems [Line Items]
License validity date	September 2027
Austral In Chile [Member]
IfrsStatementLineItems [Line Items]
License validity date	July 2026
License Brand Name 1 [Member]
IfrsStatementLineItems [Line Items]
License validity date	October 2034
Blue Moon In Argentina [Member]
IfrsStatementLineItems [Line Items]
License validity date	December 2028
Blue Moon In Paraguay [Member]
IfrsStatementLineItems [Line Items]
License validity date	April 2028
Coors In Chile [Member]
IfrsStatementLineItems [Line Items]
License validity date	December 2030
Crush Canada Dry In Chile [Member]
IfrsStatementLineItems [Line Items]
License validity date	December 2028
Fernet Branca Brancamenta Punt E Mes Borghetti Carpano Rosso And Carpano Bianco In Chile [Member]
IfrsStatementLineItems [Line Items]
License validity date	December 2029
Frugo In Chile [Member]
IfrsStatementLineItems [Line Items]
License validity date	Indefinitely
Gatorade In Chile [Member]
IfrsStatementLineItems [Line Items]
License validity date	December 2043
Gatorlit In Chile [Member]
IfrsStatementLineItems [Line Items]
License validity date	June 2026
Gatorade In Paraguay [Member]
IfrsStatementLineItems [Line Items]
License validity date	March 2033
Grolsch In Argentina [Member]
IfrsStatementLineItems [Line Items]
License validity date	April 2028
Heineken In Bolivia [Member]
IfrsStatementLineItems [Line Items]
License validity date	December 2029
Heineken In Chile [Member]
IfrsStatementLineItems [Line Items]
License validity date	Annual renewal for periods of 10 years
Heineken In Argentina [Member]
IfrsStatementLineItems [Line Items]
License validity date	Annual renewal for periods of 10 years
Heineken In Colombia [Member]
IfrsStatementLineItems [Line Items]
License validity date	February 2028
Heineken In Paraguay [Member]
IfrsStatementLineItems [Line Items]
License validity date	April 2026
Heineken In Uruguay [Member]
IfrsStatementLineItems [Line Items]
License validity date	Annual renewal for periods of 10 years
Mas In Uruguay [Member]
IfrsStatementLineItems [Line Items]
License validity date	November 2028
Miller In Argentina [Member]
IfrsStatementLineItems [Line Items]
License validity date	December 2026
Miller Lite And Miller Genuine Draft In Colombia [Member]
IfrsStatementLineItems [Line Items]
License validity date	December 2026
Miller In Uruguay [Member]
IfrsStatementLineItems [Line Items]
License validity date	July 2026
Nescafe And Starbucks [Member]
IfrsStatementLineItems [Line Items]
License validity date	August 2035
Nestle Pure Life In Chile [Member]
IfrsStatementLineItems [Line Items]
License validity date	December 2027
Paulaner In Paraguay [Member]
IfrsStatementLineItems [Line Items]
License validity date	April 2026
Patagonia In Chile [Member]
IfrsStatementLineItems [Line Items]
License validity date	Indefinitely
Pepsi Seven Up And Mirinda In Chile [Member]
IfrsStatementLineItems [Line Items]
License validity date	December 2043
License Brand Name 2 [Member]
IfrsStatementLineItems [Line Items]
License validity date	March 2033
Polar Imperial In Chile [Member]
IfrsStatementLineItems [Line Items]
License validity date	Indefinitely
Red Bull In Chile [Member]
IfrsStatementLineItems [Line Items]
License validity date	Indefinitely
Red Bull In Paraguay [Member]
IfrsStatementLineItems [Line Items]
License validity date	Indefinitely
Rockstar In Chile [Member]
IfrsStatementLineItems [Line Items]
License validity date	December 2043
Rockstar In Paraguay [Member]
IfrsStatementLineItems [Line Items]
License validity date	March 2033
Schin In Paraguay [Member]
IfrsStatementLineItems [Line Items]
License validity date	In process
Split In Paraguay [Member]
IfrsStatementLineItems [Line Items]
License validity date	In process
Sol In Argentina [Member]
IfrsStatementLineItems [Line Items]
License validity date	Annual renewal for periods of 10 years
Sol In Chile [Member]
IfrsStatementLineItems [Line Items]
License validity date	Annual renewal for periods of 10 years
Sol In Colombia [Member]
IfrsStatementLineItems [Line Items]
License validity date	February 2028
Sol In Paraguay [Member]
IfrsStatementLineItems [Line Items]
License validity date	December 2028
Te Lipton In Chile [Member]
IfrsStatementLineItems [Line Items]
License validity date	December 2030
Tecate In Colombia [Member]
IfrsStatementLineItems [Line Items]
License validity date	February 2028
License Brand Name 3 [Member]
IfrsStatementLineItems [Line Items]
License validity date	Indefinitely
Warsteiner In Argentina [Member]
IfrsStatementLineItems [Line Items]
License validity date	April 2028
Watts In Uruguay [Member]
IfrsStatementLineItems [Line Items]
License validity date	June 2115
Watts Nectors Rigid Packaging Except Carton In Chile [Member]
IfrsStatementLineItems [Line Items]
License validity date	Indefinitely
Watts Juice Rigid Packaging Except Carton In Chile [Member]
IfrsStatementLineItems [Line Items]
License validity date	December 2028
Watts In Paraguay [Member]
IfrsStatementLineItems [Line Items]
License validity date	June 2026